Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 4,345,525	$ 5,993,769
Less: allowance for credit losses	(106,801)	(81,734)	$ (125,448)
Accounts receivable, net	$ 4,238,724	$ 5,912,035